Mining interests and plant and equipment (Narrative) (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Impairment loss					$ 124,538	$ 26,300
Plant and equipment [Member]
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Right-of-use assets					$ 20,300	$ 10,800
Bonanza Ledge Phase 2 Project [Member]
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Impairment loss	$ 22,400		$ 36,100
Estimated recoverable amount			$ 12,400
Average gold price per ounce		$ 1,787		$ 1,797
Short-term remaining mine life	18 months	18 months	18 months	18 months
Additional Impairment Charge if gold price per ounce applied to cash flow projections had been 10% lower			$ 9,300
Additional impairment charge if the average gold grade or gold recovery applied to the cash flows had been 10% lower			$ 12,400